INCOME TAXES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset valuation allowances
Balance at beginning of year	$ 519
Additions	31	$ 32	$ 126
Deductions	(9)	(12)	(10)
Balance at end of year	419	519
Net increase or (decrease) in valuation allowances	(100)	(11)	53
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Deferred tax asset valuation allowances
Balance at beginning of year	519	530	477
Additions	83	202	68
Decrease due to transfer to assets held for sale	0	0	(9)
Deductions	(183)	(213)	(6)
Balance at end of year	$ 419	$ 519	$ 530